Investment Objectives and Goals - Eaton Vance Short Duration Inflation-Protected Income Fund - Eaton Vance Short Duration Inflation-Protected Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is real return.